Feb. 01, 2016

HIGHLAND FUNDS II

Highland Small-Cap Equity Fund

(the “Fund”)

Class A        Class C        Class R         Class Y

HSZAX        HSZCX        HSZRX         HSZYX

Supplement dated February 12, 2016 to the Prospectus and Statement of Additional Information (“SAI”) for the Fund, each dated February 1, 2016, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

The following paragraphs are added to the section entitled “Principal Investment Strategies” on page 16 in the Summary Section of the Prospectus:

The Fund may borrow for investment purposes. To the extent the Fund borrows and invests the proceeds, the Fund will create financial leverage. The use of borrowing for investment purposes increases both investment opportunity and investment risk.

The Fund may also sell securities short and use futures and options to gain short exposure. The Adviser will vary the Fund’s long and short exposures over time based on its assessment of market conditions and other factors.

The last paragraph under “Principal Investment Strategies” on page 16 in the Summary Section of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund also may invest to a lesser extent in securities with capitalizations outside the Fund’s small-cap range, debt securities and foreign (non-U.S.) securities. The portfolio manager may also invest in exchange-traded funds (“ETFs”) and use various types of derivatives (such as options, futures, and options on futures) to gain or hedge exposure to securities in which the Fund is permitted to invest as an alternative to investing directly in or selling such securities. The Fund is not intended to be a complete investment program.

The following risks are added to the section entitled “Principal Risks” that begins on page 16 of the Prospectus:

Hedging Risk is the risk that, although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

Leverage Risk is the risk associated with the use of leverage for investment purposes to create opportunities for greater total returns. Any investment income or gains earned with respect to the amounts borrowed that are in excess of the interest that is due on the borrowing will augment the Fund’s income. Conversely, if the investment performance with respect to the amounts borrowed fails to cover the interest on such borrowings, the value of the Fund’s shares may decrease more quickly than would otherwise be the case. Interest payments and fees incurred in connection with such borrowings will reduce the amount of net income available for payment to Fund shareholders.

Short Sales Risk is the risk of loss associated with any appreciation in the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.